Loans, Borrowings, Lease obligations and Other Financial Liabilities - Schedule of Maturity of Loans and Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Within one year [Member]
Loans
Maturity of loans		$ 324
Leases
Maturity of leases	2,601	2,076
Years two to five [Member]
Loans
Maturity of loans	80,000	55,000
Years two to seven [Member]
Leases
Maturity of leases	$ 10,302	$ 9,150